UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 239,231	$ 35,716	¥ 492,107
Restricted cash	34,709	5,182	24,131
Short-term investments	4,150	620	6,150
Accounts receivable, net	677,902	101,208	884,740
Prepayments and other assets, net	178,680	26,676	220,171
Inventory	10,969	1,638
Total current assets	1,145,641	171,040	1,627,299
Non-current assets
Property, equipment and software, net	4,844	723	14,562
Equity method investments, net	207,427	30,968	257,122
Long-term equity investment, net	14,000	2,090	14,000
Goodwill, net	454	68
Total non-current assets	226,725	33,849	285,684
Total assets	1,372,366	204,889	1,912,983
Current liabilities
Short-term bank borrowings (including short-term bank borrowings of consolidated VIE without recourse to the Company of RMB134,780 and RMB84,780 as of December 31, 2021 and June 30, 2022, respectively. Note 1)	84,780	12,657	134,780
Accounts payable (including accounts payable of consolidated VIE without recourse to the Company of RMB1,154,572 and RMB892,948 as of December 31, 2021 and June 30, 2022, respectively. Note 1)	913,109	136,324	1,175,943
Customers' refundable fees (including customers' refundable fees of consolidated VIE without recourse to the Company of RMB30,997 and RMB40,430 as of December 31, 2021 and June 30, 2022, respectively. Note 1)	40,430	6,036	30,997
Accrued expenses and other payables (including accrued expenses and other payables of consolidated VIE without recourse to the Company of RMB171,725 and RMB123,638 as of December 31, 2021 and June 30, 2022, respectively. Note 1)	170,094	25,394	238,198
Income tax payables (including income tax payables of consolidated VIE without recourse to the Company of RMB813 and RMB553 as of December 31, 2021 and June 30, 2022, respectively. Note 1)	4,721	705	813
Total current liabilities	1,213,134	181,116	1,580,731
Non-current liabilities
Income tax payables (including income tax payables of consolidated VIE without recourse to the Company of RMB27,171 and RMB 27,429 as of December 31, 2021 and June 30, 2022, respectively. Note 1)	28,913	4,317	28,575
Total non-current liabilities	28,913	4,317	28,575
Total liabilities	1,242,047	185,433	1,609,306
Commitments and contingencies (Note 22)
Equity:
Additional paid-in capital	5,040,979	752,598	5,031,772
Accumulated other comprehensive loss	(395,718)	(59,079)	(404,877)
Accumulated deficit	(4,510,482)	(673,397)	(4,313,637)
Total Fangdd Network Group Ltd. shareholders' equity	134,780	20,122	313,259
Non-controlling interests	(4,461)	(666)	(9,582)
Total equity	130,319	19,456	303,677
Total liabilities and equity	1,372,366	204,889	1,912,983
Class A ordinary shares
Equity:
Ordinary shares	1		1
Class B Ordinary shares
Equity:
Ordinary shares